FAIR VALUE OF FINANCIAL INSTRUMENTS, DERIVATIVES AND FAIR VALUE DISCLOSURES (Narrative) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Liabilities subject to compromise, total		$ 0		$ 0
Accumulated Other Comprehensive Income (Loss), Net of Tax, Total	$ (80,071)	(73,461)	$ (86,460)	(83,380)	$ (69,344)	$ (113,781)
OSG Bulk Ships, Inc (OBS) [Member] | Interest Rate Cap [Member]
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Derivative, notional amount	$ 375,000	$ 375,000
OSG Bulk Ships, Inc (OBS) [Member] | Interest Rate Cap [Member] | Scenario, Plan [Member]
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Derivative, cap interest rate	2.50%	2.50%
OSG International, Inc (OIN) [Member] | Interest Rate Cap [Member]
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Derivative, notional amount	$ 400,000			$ 400,000
OSG International, Inc (OIN) [Member] | Interest Rate Cap [Member] | Scenario, Plan [Member]
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Derivative, cap interest rate	2.50%	2.50%
Maximum [Member] | Interest Rate Cap [Member] | Scenario, Plan [Member]
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Derivative, cap interest rate	3.00%
Maximum [Member] | OSG Bulk Ships, Inc (OBS) [Member] | Interest Rate Cap [Member] | Scenario, Plan [Member]
Fair Value Of Financial Instruments Derivatives And Fair Value Disclousres [Line Items]
Derivative, cap interest rate		3.00%